UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: May 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                              LARGE CAPITALIZATION
                                  GROWTH FUND
--------------------------------------------------------------------------------

             STYLE PURE SERIES | SEMI-ANNUAL REPORT | MAY 31, 2003

                              [LOGO] Smith Barney
                                     Mutual Funds

                              Your Serious Money. Professionally Managed.(R)

     Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED O MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[PHOTO OMITTED]

ALAN J. BLAKE
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALAN J. BLAKE
--------------------------------------------------------------------------------

Alan J. Blake has more than 25 years of securities business experience and has managed the Fund since its inception.

Education: BS from Lehigh University, MS from the State University of New York.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. Large capitalization companies are those with total market capitalization of $5 billion or more at the time of investment.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
August 29, 1997

MANAGER'S INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
25 Years

--------------------------------------------------------------------------------
[LOGO]  Style Pure Series

Semi-Annual Report o May 31, 2003

SMITH BARNEY LARGE
CAPITALIZATION GROWTH FUND

What's Inside

Letter From the Chairman ..................................................    1

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................    4

Statement of Operations ...................................................    5

Statements of Changes in Net Assets .......................................    6

Notes to Financial Statements .............................................    7

Financial Highlights ......................................................   11

[LOGO] Smith Barney
       Mutual Funds

       Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY
GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com(1) where you can find additional insight on your Fund.

In light of the Smith Barney Large Capitalization Growth Fund's ("Fund") emphasis on large capitalization growth companies, the Board of Trustees of the Smith Barney Investment Trust approved a change in the Fund's benchmark to the Russell 1000 Growth Index(2) from the S&P 500 Index(3). Management believes that the Russell 1000 Growth Index provides a more meaningful correlation with the Fund's investment objective than the previous benchmark, the S&P 500 Index.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken, CFA


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 18, 2003

----------
(1) Matters referenced are not incorporated by reference unless otherwise stated.
(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.
(3) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


  1   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                 May 31, 2003
================================================================================

   SHARES                             SECURITY                         VALUE
================================================================================
COMMON STOCK -- 99.9%

Biotechnology -- 8.8%
     2,640,000     Amgen Inc.+                                    $  170,834,400
     2,340,000     Genentech, Inc.+                                  146,507,400
--------------------------------------------------------------------------------
                                                                     317,341,800
--------------------------------------------------------------------------------
Brokerage Services -- 6.3%
     3,370,000     Merrill Lynch & Co., Inc.                         145,921,000
     1,760,000     Morgan Stanley                                     80,520,000
--------------------------------------------------------------------------------
                                                                     226,441,000
--------------------------------------------------------------------------------
Capital Goods -- 1.5%
     1,870,000     General Electric Co.                               53,669,000
--------------------------------------------------------------------------------
Consumer Discretionary -- 4.9%
     5,460,000     The Home Depot, Inc.                              177,395,400
--------------------------------------------------------------------------------
Consumer Goods -- 12.6%
     3,160,000     The Coca-Cola Co.                                 144,001,200
     5,450,000     The Gillette Co.                                  183,174,500
     2,270,000     Wm. Wrigley Jr. Co.                               128,255,000
--------------------------------------------------------------------------------
                                                                     455,430,700
--------------------------------------------------------------------------------
Consumer Services -- 16.1%
     6,340,000     Amazon.com, Inc.+                                 227,859,600
     7,290,000     AOL Time Warner, Inc.+                            110,953,800
     3,620,000     USA Interactive+                                  139,189,000
     5,250,000     The Walt Disney Co.                               103,162,500
--------------------------------------------------------------------------------
                                                                     581,164,900
--------------------------------------------------------------------------------
Healthcare -- 11.7%
     1,560,000     Eli Lilly & Co.                                    93,241,200
     1,570,000     Johnson & Johnson                                  85,329,500
     1,470,000     Merck & Co., Inc.                                  81,702,600
     5,240,000     Pfizer Inc.                                       162,544,800
--------------------------------------------------------------------------------
                                                                     422,818,100
--------------------------------------------------------------------------------
Insurance -- 7.8%
     1,650,000     American International Group, Inc.                 95,502,000
         2,610     Berkshire Hathaway Inc., Class A Shares+          185,310,000
--------------------------------------------------------------------------------
                                                                     280,812,000
--------------------------------------------------------------------------------
Semiconductors -- 10.7%
     7,600,000     Intel Corp.                                       158,384,000
     5,790,000     Texas Instruments Inc.                            118,695,000
     3,680,000     Xilinx, Inc.+                                     109,921,600
--------------------------------------------------------------------------------
                                                                     387,000,600
--------------------------------------------------------------------------------
Software/PC's -- 11.0%
     5,270,000     Dell Computer Corp.+                              164,898,300
     5,060,000     Microsoft Corp.                                   124,526,600
     3,800,000     Veritas Software Corp.+                           105,450,000
--------------------------------------------------------------------------------
                                                                     394,874,900
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


  2   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2003
================================================================================

   SHARES                             SECURITY                         VALUE
================================================================================
Telecommunications -- 8.5%
    10,470,000     CIENA Corp.+                                   $   60,202,500
     5,860,000     Cisco Systems, Inc.+                               95,400,800
     5,210,000     Juniper Networks, Inc.+                            72,314,800
     9,300,000     Motorola Inc.                                      79,236,000
--------------------------------------------------------------------------------
                                                                     307,154,100
--------------------------------------------------------------------------------
                   TOTAL COMMON STOCK
                   (Cost -- $3,482,352,005)                        3,604,102,500
================================================================================

   FACE
   AMOUNT                             SECURITY                         VALUE
================================================================================
REPURCHASE AGREEMENT -- 0.1%

$    3,662,000     UBS Financial Services Inc., 1.250% due
                     6/2/03; Proceeds at maturity -- $3,662,381;
                     (Fully collateralized by U.S. Treasury
                      Strips, 8.000% due 11/15/21; Market
                      value -- $3,771,860) (Cost -- $3,662,000)        3,662,000
================================================================================
                   TOTAL INVESTMENTS -- 100.0%
                   (Cost -- $3,486,014,005*)                      $3,607,764,500
================================================================================

+    Non-income producing security.
*    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


  3   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                     May 31, 2003
================================================================================

ASSETS:
      Investments, at value (Cost -- $3,486,014,005)                      $ 3,607,764,500
      Cash                                                                            285
      Receivable for Fund shares sold                                          12,581,013
      Dividends and interest receivable                                         2,724,300
------------------------------------------------------------------------------------------
      Total Assets                                                          3,623,070,098
------------------------------------------------------------------------------------------

LIABILITIES:
      Management fee payable                                                    2,130,815
      Payable for Fund shares purchased                                         1,663,772
      Distribution plan fees payable                                              838,154
      Accrued expenses                                                          1,233,824
------------------------------------------------------------------------------------------
      Total Liabilities                                                         5,866,565
------------------------------------------------------------------------------------------
Total Net Assets                                                          $ 3,617,203,533
==========================================================================================

NET ASSETS:
      Par value of shares of beneficial interest                          $       203,360
      Capital paid in excess of par value                                   3,760,998,011
      Accumulated net investment loss                                          (7,674,989)
      Accumulated net realized loss from investment transactions             (258,073,344)
      Net unrealized appreciation of investments                              121,750,495
------------------------------------------------------------------------------------------
Total Net Assets                                                          $ 3,617,203,533
==========================================================================================

Shares Outstanding:
      Class A                                                                  46,681,450
      ------------------------------------------------------------------------------------
      Class B                                                                  58,359,379
      ------------------------------------------------------------------------------------
      Class L                                                                  43,817,875
      ------------------------------------------------------------------------------------
      Class Y                                                                  54,501,603
      ------------------------------------------------------------------------------------

Net Asset Value:
      Class A (and redemption price)                                      $         18.06
      ------------------------------------------------------------------------------------
      Class B *                                                           $         17.31
      ------------------------------------------------------------------------------------
      Class L *                                                           $         17.31
      ------------------------------------------------------------------------------------
      Class Y (and redemption price)                                      $         18.45
      ------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
      Class A (net asset value plus 5.26% of net asset value per share)   $         19.01
      ------------------------------------------------------------------------------------
      Class L (net asset value plus 1.01% of net asset value per share)   $         17.48
==========================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


  4   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)        For the Six Months Ended May 31, 2003
================================================================================

INVESTMENT INCOME:
      Dividends                                                                        $  13,317,857
      Interest                                                                               239,793
-----------------------------------------------------------------------------------------------------
      Total Investment Income                                                             13,557,650
-----------------------------------------------------------------------------------------------------

EXPENSES:
      Management fee (Note 2)                                                             11,064,737
      Distribution plan fees (Note 5)                                                      8,526,999
      Shareholder servicing fees (Note 5)                                                  1,359,728
      Shareholder communications (Note 5)                                                     81,398
      Custody                                                                                 74,365
      Trustees' fees                                                                          40,478
      Registration fees                                                                       36,052
      Audit and legal                                                                         24,614
      Other                                                                                   24,268
-----------------------------------------------------------------------------------------------------
      Total Expenses                                                                      21,232,639
-----------------------------------------------------------------------------------------------------
Net Investment Loss                                                                       (7,674,989)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
      Realized Loss From Investment Transactions (excluding short-term investments):
        Proceeds from sales                                                              162,227,057
        Cost of securities sold                                                          167,252,720
-----------------------------------------------------------------------------------------------------
      Net Realized Loss                                                                   (5,025,663)
-----------------------------------------------------------------------------------------------------
      Increase in Net Unrealized Appreciation (Note 6)                                   318,977,687
-----------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                  313,952,024
-----------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                 $ 306,277,035
=====================================================================================================

                       See Notes to Financial Statements.


  5   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended May 31, 2003 (unaudited) and the Year Ended November 30, 2002

                                                                                     2003               2002
===================================================================================================================
OPERATIONS:
      Net investment loss                                                       $    (7,674,989)   $   (20,253,084)
      Net realized loss                                                              (5,025,663)      (227,408,336)
      Increase (decrease) in net unrealized appreciation                            318,977,687       (501,751,228)
-------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From Operations                             306,277,035       (749,412,648)
-------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 7):
      Net proceeds from sale of shares                                              628,195,696        695,417,951
      Net asset value of shares issued in connection with the transfer of the
        Smith Barney Peachtree Growth Fund's net assets (Note 6)                    151,641,097                 --
      Cost of shares reacquired                                                    (497,282,215)      (705,187,219)
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Fund Share Transactions                      282,554,578         (9,769,268)
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                                   588,831,613       (759,181,916)

NET ASSETS:
      Beginning of period                                                         3,028,371,920      3,787,553,836
-------------------------------------------------------------------------------------------------------------------
      End of period*                                                            $ 3,617,203,533    $ 3,028,371,920
===================================================================================================================
* Includes accumulated net investment loss of:                                  $    (7,674,989)                --
===================================================================================================================

                       See Notes to Financial Statements.


  6   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

Smith Barney Large Capitalization Growth Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Mid Cap Core Fund, Smith Barney S&P 500 Index Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between bid and asked price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the earlier of the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; interest income is recorded on an accrual basis; (e) realized gains or losses on the sale of securities are calculated based on the specific identification method; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSSare responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended May 31, 2003, the Fund paid transfer agent fees of $1,133,954 to CTB.


  7   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended May 31, 2003, CGM and its affiliates received brokerage commissions of $42,315.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2003, CGM and its affiliates received sales charges of approximately $477,000 and $465,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended May 31, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                           Class A       Class B       Class L
================================================================================
CDSCs                                      $1,000       $844,000       $27,000
================================================================================

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $283,314,602
--------------------------------------------------------------------------------
Sales                                                                162,227,057
================================================================================

At May 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $ 485,294,868
Gross unrealized depreciation                                      (363,544,373)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 121,750,495
================================================================================

4. Repurchase Agreements

The Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


  8   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

5. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended May 31, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                           Class A       Class B       Class L
================================================================================
Distribution Plan Fees                    $844,012     $4,435,842    $3,247,145
================================================================================

For the six months ended May 31, 2003, total Shareholder Servicing fees were as follows:

                               Class A    Class B    Class L   Class Y   Class Z
================================================================================
Shareholder Servicing Fees    $419,728   $526,477   $413,248     $192      $83
================================================================================

For the six months ended May 31, 2003, total Shareholder Communication expenses were as follows:

                                        Class A    Class B    Class L   Class Y   Class Z
=========================================================================================
Shareholder Communication Expenses      $16,415    $34,965    $27,117     $615    $2,286
=========================================================================================

6. Transfer of Net Assets

On May 2, 2003, the Fund acquired the assets and certain liabilities of the Smith Barney Peachtree Growth Fund, pursuant to a plan of reorganization approved by Smith Barney Peachtree Growth Fund shareholders on April 28, 2003. Total shares issued by the Fund and the total net assets of the Smith Barney Peachtree Growth Fund and the Fund on the date of the transfer were as follows:

                                        Shares Issued          Total Net Assets of the         Total Net Assets
Acquired Fund                            by the Fund     Smith Barney Peachtree Growth Fund       of the Fund
================================================================================================================
Smith Barney Peachtree Growth Fund        8,976,922                 $151,641,097                $3,223,541,539
================================================================================================================

The total net assets of the Smith Barney Peachtree Growth Fund before acquisition included unrealized depreciation of $1,980,737, accumulated net realized loss of $259,521,367 and accumulated net investment loss of $552,534. Total net assets of the Fund immediately after the transfer were $3,375,182,636. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7. Shares of Beneficial Interest

At May 31, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


  9   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of each class were as follows:

                                                                       Six Months Ended                        Year Ended
                                                                         May 31, 2003                       November 30, 2002
                                                               --------------------------------      ------------------------------
                                                                 Shares              Amount             Shares           Amount
===================================================================================================================================
Class A
Shares sold                                                     5,580,561        $  89,112,609        10,549,973     $ 187,986,874
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                                    2,459,915           41,392,939                --                --
Shares reacquired                                              (4,959,826)         (76,822,012)      (11,868,706)     (200,974,756)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                         3,080,650        $  53,683,536        (1,318,733)    $ (12,987,882)
===================================================================================================================================
Class B
Shares sold                                                     2,554,022        $  38,966,095         5,127,902     $  89,858,186
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                                    1,619,842           26,134,843                --                --
Shares reacquired                                              (7,437,158)        (111,014,460)      (17,279,132)     (284,074,076)
-----------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                   (3,263,294)       $ (45,913,522)      (12,151,230)    $(194,215,890)
===================================================================================================================================
Class L
Shares sold                                                     4,016,766        $  61,398,782         7,548,751     $ 132,702,374
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                                        5,617               90,681                --                --
Shares reacquired                                              (4,310,102)         (63,712,704)      (10,364,399)     (170,019,078)
-----------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                     (287,719)        $ (2,223,241)       (2,815,648)    $ (37,316,704)
===================================================================================================================================
Class Y
Shares sold                                                    23,675,984        $ 379,472,717        13,540,186     $ 246,737,031
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                                    4,891,548           84,022,634                --                --
Shares reacquired                                              (3,214,574)         (54,579,806)         (913,207)      (14,798,312)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                                   25,352,958        $ 408,915,545        12,626,979     $ 231,938,719
===================================================================================================================================
Class Z*
Shares sold                                                     3,954,135        $  59,245,493         2,054,770     $  38,133,486
Shares reacquired                                             (11,734,818)        (191,153,233)       (2,132,228)      (35,320,997)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                        (7,780,683)       $(131,907,740)          (77,458)    $   2,812,489
===================================================================================================================================

*  As of April 18, 2003, Class Z shares were fully redeemed.


  10   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                               2003(1)(2)         2002(2)        2001(2)        2000(2)       1999(2)        1998(2)
====================================================================================================================================
Net Asset Value, Beginning of Period        $   16.56         $   20.30      $   22.31      $   23.94      $   17.41      $   12.28
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                          (0.02)            (0.04)         (0.05)         (0.10)         (0.06)         (0.04)
   Net realized and unrealized gain (loss)       1.52             (3.70)         (1.96)         (1.49)          6.92           5.20
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.50             (3.74)         (2.01)         (1.59)          6.86           5.16
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --                --             --             --             --          (0.02)
   Net realized gains                              --                --             --          (0.04)         (0.33)         (0.01)
   Capital                                         --                --             --          (0.00)*           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                --                --             --          (0.04)         (0.33)         (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $   18.06         $   16.56      $   20.30      $   22.31      $   23.94      $   17.41
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                     9.06%++         (18.42)%        (9.01)%        (6.67)%        39.50%         42.12%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $     843         $     722      $     912      $     859      $     770      $     325
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.14%+            1.16%          1.13%          1.12%          1.15%          1.19%
   Net investment loss                          (0.22)+           (0.24)         (0.26)         (0.39)         (0.27)         (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             5%               13%             8%             8%             9%            14%
====================================================================================================================================

Class B Shares                               2003(1)(2)         2002(2)        2001(2)        2000(2)       1999(2)        1998(2)
====================================================================================================================================
Net Asset Value, Beginning of Period        $   15.93         $   19.67      $   21.78      $   23.56      $   17.26      $   12.26
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                          (0.07)            (0.17)         (0.21)         (0.29)         (0.22)         (0.17)
   Net realized and unrealized gain (loss)       1.45             (3.57)         (1.90)         (1.45)          6.85           5.19
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.38             (3.74)         (2.11)         (1.74)          6.63           5.02
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --                --             --             --             --          (0.01)
   Net realized gains                              --                --             --          (0.04)         (0.33)         (0.01)
   Capital                                         --                --             --          (0.00)*           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                --                --             --          (0.04)         (0.33)         (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $   17.31         $   15.93      $   19.67      $   21.78      $   23.56      $   17.26
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                     8.66%++         (19.01)%        (9.69)%        (7.42)%        38.51%         41.02%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $   1,010         $     981      $   1,451      $   1,760      $   1,710      $     636
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.89%+            1.89%          1.89%          1.86%          1.89%          1.95%
   Net investment loss                          (0.97)+           (0.98)         (1.03)         (1.14)         (1.01)         (1.14)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             5%               13%             8%             8%             9%            14%
====================================================================================================================================

(1)   For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


  11   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class L Shares                               2003(1)(2)         2002(2)        2001(2)        2000(2)       1999(2)       1998(2)(3)
====================================================================================================================================
Net Asset Value, Beginning of Period        $   15.92         $   19.67      $   21.78      $   23.56      $   17.26      $   12.26
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                          (0.07)            (0.17)         (0.21)         (0.28)         (0.22)         (0.17)
   Net realized and unrealized gain (loss)       1.46             (3.58)         (1.90)         (1.46)          6.85           5.19
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.39             (3.75)         (2.11)         (1.74)          6.63           5.02
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --                --             --             --             --          (0.01)
   Net realized gains                              --                --             --          (0.04)         (0.33)         (0.01)
   Capital                                         --                --             --          (0.00)*           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                --                --             --          (0.04)         (0.33)         (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $   17.31         $   15.92      $   19.67      $   21.78      $   23.56      $   17.26
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                     8.73%++         (19.06)%        (9.69)%        (7.42)%        38.51%         41.02%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $     758         $     702      $     923      $     889      $     678      $     188
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.90%+            1.91%          1.89%          1.86%          1.89%          1.96%
   Net investment loss                          (0.98)+           (1.00)         (1.03)         (1.14)         (1.01)         (1.14)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             5%               13%             8%             8%             9%            14%
====================================================================================================================================

Class Y Shares                               2003(1)(2)         2002(2)        2001(2)        2000(2)       1999(2)        1998(2)
===================================================================================================================================
Net Asset Value, Beginning of Period        $   16.88         $   20.61      $   22.57      $   24.14      $   17.49     $   12.29
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                  0.01              0.03           0.02          (0.01)          0.02         (0.00)*
   Net realized and unrealized gain (loss)       1.56             (3.76)         (1.98)         (1.52)          6.96          5.23
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.57             (3.73)         (1.96)         (1.53)          6.98          5.23
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --                --             --             --             --         (0.02)
   Net realized gains                              --                --             --          (0.04)         (0.33)        (0.01)
   Capital                                         --                --             --          (0.00)*           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                --                --             --          (0.04)         (0.33)        (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $   18.45         $   16.88      $   20.61      $   22.57      $   24.14     $   17.49
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                     9.30%++         (18.10)%        (8.68)%        (6.37)%        40.00%        42.61%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $   1,006         $     492      $     341      $     180      $     186     $     134
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.77%+            0.77%          0.77%          0.76%          0.78%         0.83%
   Net investment income (loss)                  0.15+             0.16           0.10          (0.04)          0.09         (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             5%               13%             8%             8%             9%           14%
===================================================================================================================================

(1)   For the six months ended May 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


  12   Smith Barney Large Capitalization Growth Fund
                                       | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
    SMITH BARNEY
LARGE CAPITALIZATION
     GROWTH FUND
--------------------------------------------------------------------------------

TRUSTEES

Herbert Barg
Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Alan J. Blake
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Global Fund Services
P.O. Box 9699 Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

--------------------------------------------------------------------------------
Smith Barney Large Capitalization Growth Fund
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Large Capitalization Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD1520 7/03                                                              03-5063

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust

By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney Investment Trust

Date:   July 31, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Trust


Date:   July 31, 2003

By:     /s/ RICHARD PETEKA
        Chief Financial Officer of
        Smith Barney Investment Trust

Date:   July 31, 2003